Note 12 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
			To be Well Capitalized
			under Prompt Corrective
December 31, 2024	Actual		Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$57,520	9.67%	$53,531	9.00%
			To be Well Capitalized
			under Prompt Corrective
December 31, 2023	Actual		Action Provisions (CBLR)
	Amount	Ratio	Amount	Ratio

Tier 1 (Core) Capital to average total assets Bank	$55,730	10.09%	$49,724	9.00%